Subsequent Events	0 Months Ended
Dec. 12, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Currency Funds' and Currency Index Funds' financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its Currency Funds' and Currency Index Funds' financial statements through this date.